Related Party Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Mr. Shoucheng Lei [Member]
Related Party Transactions [Line Items]
Repaid loans	$ 3,000,000
Topsheen Shipping Singapore Pte. Ltd. [Member]
Related Party Transactions [Line Items]
Long-term loan	$ 2,101,891	$ 2,908,945	$ 4,505,274